EARNINGS PER SHARE (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Profit attributable to owners of the Company	€ 932,614	€ 830,767	€ 607,817
Weighted average number of common shares for basic earnings per common share (shares)	182,836	184,446	184,806
Basic earnings per common share (in Euros per share)	€ 5.11	€ 4.50	€ 3.29
Diluted earnings per share [abstract]
Owners of the parent	€ 932,614	€ 830,767	€ 607,817
Weighted average number of common shares for diluted earnings per common share (shares)	183,072	184,722	185,379
Diluted earnings per common share (in Euros per share)	€ 5.09	€ 4.50	€ 3.28